AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.6%
	AUTO MANUFACTURERS — 4.1%
3,383	Tesla, Inc.*	$885,568
	COMMERCIAL SERVICES — 1.2%
101	Adyen N.V.*,1	174,741
1,203	Block, Inc.*	80,083
		254,824
	COMPUTERS — 1.5%
2,194	Zscaler, Inc.*	320,982
	INTERNET — 15.8%
3,199	Airbnb, Inc. - Class A*	409,984
2,871	Alphabet, Inc. - Class C*	347,305
8,110	Amazon.com, Inc.*	1,057,219
3,598	JD.com, Inc. - ADR	122,800
369	JD.com, Inc. - Class A	6,234
37,443	Meituan - Class B*,1	584,345
983	Netflix, Inc.*	433,002
3,018	Sea Ltd. - ADR*	175,165
5,304	Tencent Holdings Ltd.	224,435
		3,360,489
	SEMICONDUCTORS — 42.2%
15,308	Advanced Micro Devices, Inc.*	1,743,734
2,700	Applied Materials, Inc.	390,258
29,248	Marvell Technology, Inc.	1,748,445
8,548	NVIDIA Corp.	3,615,975
5,287	QUALCOMM, Inc.	629,365
8,462	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	853,985
		8,981,762
	SOFTWARE — 25.8%
1,854	Atlassian Corp. - Class A*	311,120
5,734	Cloudflare, Inc. - Class A*	374,832
10,328	Datadog, Inc. - Class A*	1,016,069
4,762	Microsoft Corp.	1,621,651
1,650	MongoDB, Inc.*	678,133
365	ServiceNow, Inc.*	205,119
6,057	Snowflake, Inc. - Class A*	1,065,911
947	Workday, Inc. - Class A*	213,918
		5,486,753
	TOTAL COMMON STOCKS
	(Cost $18,857,025)	19,290,378

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 5.8%
6,653	iShares 20+ Year Treasury Bond ETF	$684,860
5,079	iShares TIPS ETF	546,602
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,228,777)	1,231,462
	TOTAL INVESTMENTS — 96.4%
	(Cost $20,085,802)	20,521,840
	Other Assets in Excess of Liabilities — 3.6%	760,148
	TOTAL NET ASSETS — 100.0%	$21,281,988

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $759,086, which represents 3.57% of Net Assets.